Note 4 - Federal Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012
Deferred tax liabilities:
Policy acquisition costs	$3,452,732	$3,117,299
Net unrealized gain on available-for-sale securities	5,108,319	14,821,597
Due premiums	1,145,646	1,164,289
Other	889,576	904,492
Total deferred tax liabilities	$10,596,273	$20,007,677

Deferred tax assets:
Benefit reserves	$3,540,549	$3,167,947
Other policyholder funds	474,581	348,010
AMT credit carryforwards	501,101	543,033
Accrued pension liability	981,867	2,451,916
Other	493,284	307,293
Total deferred tax assets	$5,991,382	$6,818,199
Net deferred tax liabilities	$4,604,891	$13,189,478

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2013	2012

Statutory federal income tax rate	34.0%	34.0%
Small life insurance company deduction	(18.0)	(28.2)
Dividends-received deduction	(1.2)	(0.9)
Defined contribution plan dividend	(1.4)	(1.3)
Nondeductible COLI expense	(4.9)	(4.6)
Nondeductible travel & meals expense	0.8	0.8
Implied interest on structured note	-	2.0
True-up of provision to actual	1.7	(0.1)
Other	4.6	(1.9)

Effective income tax rate	15.6%	(0.2)%